Loans - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net losses on sales of loans	¥ 4,873	¥ 1,674
Accrued income
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivables	145,845		¥ 80,959
Impaired Financing Receivables with No Related Allowance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans partially charged off	¥ 15,265		¥ 13,046